Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Text Block]
Inventories consist of the following:

	As of March 31,
	2018		2017
Raw materials	Rs.	7,294	Rs.	7,226
Packing materials, stores and spares		2,394		2,315
Work-in-progress		7,175		6,614
Finished goods		12,226		12,374
	Rs.	29,089	Rs.	28,529

Disclosure of detail information about of inventories recognized in consolidated income statement [Text Block]
Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2018		2017		2016
Raw materials, consumables and changes in finished goods and work in progress	Rs.	32,410	Rs.	27,165	Rs.	30,305
Inventory write-downs		2,946		3,085		2,746